SCHEDULE OF DUE TO/ FROM FACTOR (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding receivables:
Without recourse	$ 766,866	$ 460,815	$ 808,233
With recourse	14,091	142,914	99,055
Matured funds and deposits	60,653	61,941	65,321
Advances	(500,483)	(275,484)	(483,187)
Credits due customers			(151,611)
Due from factor, net	$ 341,127	$ 390,186	$ 337,811